UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                           OPPENHEIMER INTEGRITY FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       3.5%
--------------------------------------------------------------------------------
Commercial Banks                                                            2.5
--------------------------------------------------------------------------------
Household Durables                                                          2.4
--------------------------------------------------------------------------------
Insurance                                                                   2.3
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               2.3
--------------------------------------------------------------------------------
Automobiles                                                                 2.0
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    2.0
--------------------------------------------------------------------------------
Oil & Gas                                                                   1.9
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                         1.8
--------------------------------------------------------------------------------
Real Estate                                                                 1.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                        Treasury                   1.1%
                        Agency                    45.3
                        AAA                       16.3
                        AA                         1.1
                        A                          5.3
                        BBB                       12.9
                        BB                         3.8
                        B                          0.2
                        Not Rated                 14.0

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated lower than B.

--------------------------------------------------------------------------------


                         10 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         11 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         12 | OPPENHEIMER CORE BOND FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING         ENDING              EXPENSES
                                ACCOUNT           ACCOUNT             PAID DURING
                                VALUE             VALUE               6 MONTHS ENDED
                                (1/1/06)          (6/30/06)           JUNE 30, 2006
-----------------------------------------------------------------------------------------
Class A Actual                  $1,000.00         $  994.30           $4.46
-----------------------------------------------------------------------------------------
Class A Hypothetical             1,000.00          1,020.33            4.52
-----------------------------------------------------------------------------------------
Class B Actual                   1,000.00            990.50            8.18
-----------------------------------------------------------------------------------------
Class B Hypothetical             1,000.00          1,016.61            8.28
-----------------------------------------------------------------------------------------
Class C Actual                   1,000.00            990.50            8.18
-----------------------------------------------------------------------------------------
Class C Hypothetical             1,000.00          1,016.61            8.28
-----------------------------------------------------------------------------------------
Class N Actual                   1,000.00            993.00            5.70
-----------------------------------------------------------------------------------------
Class N Hypothetical             1,000.00          1,019.09            5.77
-----------------------------------------------------------------------------------------
Class Y Actual                   1,000.00            995.70            2.92
-----------------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00          1,021.87            2.96

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Class A                     0.90%
-------------------------------------
Class B                     1.65
-------------------------------------
Class C                     1.65
-------------------------------------
Class N                     1.15
-------------------------------------
Class Y                     0.59

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         13 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.5%
----------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.503%, 11/25/35 1                                    $  2,030,000      $    2,032,315
----------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.327%, 4/20/08 1                                            960,000             960,708
----------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R2, Cl. A2A, 5.383%, 3/25/36 1                                           442,250             442,553
----------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%, 5/25/34 1                                          8,320,000           8,369,320
Series 2006-W5, Cl. A2B, 5.423%, 5/26/36 1                                         3,380,000           3,382,041
----------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                               986,526             984,766
----------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                              3,070,000           3,005,595
----------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2005-A, Cl. AF3, 4.14%, 3/25/28                                             4,150,000           4,092,923
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                                               153,966             153,432
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                              836,236             832,171
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                            2,443,753           2,425,114
Series 2005-D, Cl. AV2, 5.593%, 10/25/35 1                                         3,640,000           3,644,244
Series 2006-A, Cl. AV2, 5.423%, 5/16/36 1                                          4,220,000           4,222,548
----------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations, Series 2003-2, Cl. 2A2, 5.603%, 2/25/33 1            2,190,314           2,197,391
----------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                  460,000             432,864
----------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO Asset-Backed
Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                        3,741,215           3,695,183
----------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program,
Credit Card Asset-Backed Certificates,
Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                          4,360,000           4,437,680
----------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.693%, 2/25/33 1                                              48,808              48,882
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                          948,519             944,065
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                        1,450,000           1,435,383
Series 2005-17, Cl. 1AF1, 5.523%, 5/25/36 1                                        2,615,144           2,618,556
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                          970,000             959,933
----------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                 220,354             220,404
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                              1,660,758           1,659,336
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates,
Home Equity Receivables:
Series 2005-FF10, Cl. A3, 5.533%, 11/25/35 1                                       5,840,000           5,846,576
Series 2006-FF5, Cl. 2A1, 5.373%, 5/15/36 1                                        2,488,426           2,489,933
Series 2006-FF9, Cl. 2A2, 7/7/36 1,3                                               1,820,000           1,820,000


                         14 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates,
Home Equity Receivables: Continued
Series 2006-FF10, Cl. A3, 5.413%, 7/25/36 1                                     $  3,550,000      $    3,550,000
----------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                             3,741,666           3,704,446
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                885,106             884,659
----------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series 2005-3, Cl. A1, 5.527%, 1/20/35 1           2,306,589           2,310,096
----------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                          2,911,876           2,896,478
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                           2,376,611           2,358,747
----------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 4                                           1,715,139           1,730,215
----------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.549%, 3/15/16 1                                          4,380,000           4,662,880
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed
Securities, Series 2005-WMC2, Cl. A2B, 5.503%, 4/25/36 1                           4,150,000           4,153,625
----------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables,
Series 2005-WMC6, Cl. A2B, 5.583%, 7/25/35 1                                       2,050,000           2,055,515
----------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 4                                         1,750,658             367,638
----------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                              1,070,333           1,068,716
----------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%, 7/1/36 1                                           5,940,000           5,940,000
----------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                          840,000             833,551
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                           620,000             612,349
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                         1,110,000           1,095,557
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                            1,520,000           1,499,903
----------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates:
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                           2,530,000           2,506,845
Series 2006-RS4, Cl. A1, 5.163%, 7/25/36 1                                         2,390,000           2,390,000
----------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1, 5.383%, 4/25/36 1                               2,876,916           2,878,863
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Asset-Backed Securities,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                            2,605,471           2,229,182
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Asset-Backed Securities:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                             247,498             246,365
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                           2,841,334           2,830,141


                         15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                    $  1,160,000      $    1,186,077
----------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2005-A, Cl. A2, 3.52%, 4/20/07                                    698,229             697,765
----------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates:
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                            347,573             346,568
Series 2006-2, Cl. A2, 5.45%, 7/7/36 1                                             3,530,000           3,530,000
                                                                                                  --------------
Total Asset-Backed Securities (Cost $123,482,964)                                                    121,920,097

----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--66.9%
----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--58.7%
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                2,118,992           2,157,793
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                     28,302,110          26,771,510
5%, 6/1/33-8/1/33                                                                 13,718,452          12,877,699
5%, 7/1/36 3                                                                       1,107,000           1,034,007
6%, 5/1/18-10/1/29                                                                 7,401,032           7,351,406
6.50%, 4/1/18-4/1/34                                                               3,769,263           3,811,413
7%, 7/1/21-3/1/35                                                                 13,349,391          13,685,738
8%, 4/1/16                                                                           807,339             853,950
9%, 3/1/17-5/1/25                                                                    243,114             259,853
12.50%, 4/1/14                                                                         1,515               1,670
13.50%, 11/1/10                                                                        3,550               3,893
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                   413,615             419,375
Series 2453, Cl. BD, 6%, 5/15/17                                                   1,805,328           1,816,878
Series 2723, Cl. MC, 7%, 3/15/32                                                   4,500,855           4,606,642
Series 3138, Cl. PA, 5.50%, 2/15/27                                               18,221,373          18,111,441
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                    55,033              55,672
Series 2053, Cl. Z, 6.50%, 4/15/28                                                    60,305              61,117
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                   68,736              69,404
Series 2063, Cl. PG, 6.50%, 6/15/28                                                3,856,092           3,898,683
Series 2075, Cl. D, 6.50%, 8/15/28                                                   711,435             720,439
Series 2080, Cl. Z, 6.50%, 8/15/28                                                    46,194              46,526
Series 2195, Cl. LH, 6.50%, 10/15/29                                               3,261,410           3,288,024
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                1,186,299           1,201,688
Series 2387, Cl. PD, 6%, 4/15/30                                                      36,678              36,693
Series 2500, Cl. FD, 5.699%, 3/15/32 1                                               499,635             504,141
Series 2526, Cl. FE, 5.599%, 6/15/29 1                                               725,748             729,721
Series 2551, Cl. FD, 5.481%, 1/15/33 1                                               563,937             570,666
Series 2583, Cl. KA, 5.50%, 3/15/22                                                1,348,664           1,345,891


                         16 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Pass-Through
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                      $     43,829      $       43,737
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.547%, 6/1/26 5                                                923,099             224,596
Series 183, Cl. IO, 11.373%, 4/1/27 5                                              1,393,741             350,819
Series 184, Cl. IO, 17.327%, 12/1/26 5                                             1,528,022             367,009
Series 192, Cl. IO, 16.097%, 2/1/28 5                                                371,433              88,174
Series 200, Cl. IO, 14.982%, 1/1/29 5                                                444,470             109,764
Series 206, Cl. IO,(7.669)%, 12/1/29 5                                               508,500             130,459
Series 2003-118, Cl. S, 11.864%, 12/25/33 5                                        8,341,877             806,473
Series 2130, Cl. SC, 0.285%, 3/15/29 5                                             1,004,373              55,393
Series 2134, Cl. SB, 3.953%, 3/15/29 5                                             1,055,642              58,689
Series 2796, Cl. SD, 3.304%, 7/15/26 5                                             1,585,521              90,603
Series 2920, Cl. S,(0.621)%, 1/15/35 5                                             6,698,059             223,027
Series 3000, Cl. SE, (0.75)%, 7/15/25 5                                            9,315,145             191,729
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.295%, 6/1/26 6                  394,520             308,806
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-9/1/33                                                                 22,630,040          21,489,444
5%, 7/1/36 3                                                                      80,475,000          75,244,125
5%, 11/1/33 3,7                                                                   13,859,584          13,022,658
5.50%, 3/1/33-1/1/34                                                              52,446,264          50,611,360
5.50%, 7/1/21-7/1/36 3                                                           132,987,000         128,099,133
6%, 8/1/29-11/1/32                                                                22,114,597          21,861,485
6%, 7/1/21-7/1/36 3                                                               69,658,000          69,479,461
6.50%, 12/1/29-11/1/31                                                            21,982,260          22,219,416
6.50%, 7/1/36 3                                                                   20,355,000          20,463,126
7%, 1/1/09-3/1/36                                                                 22,044,998          22,614,636
7.50%, 2/1/08-8/1/33                                                               8,591,752           8,919,888
7.50%, 1/1/33 4                                                                    7,700,909           7,993,621
8%, 8/1/17                                                                             8,047               8,150
8.50%, 7/1/32                                                                         89,821              96,691
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                2,323,526           2,361,485
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                     33,158              33,537
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                             1,359,742           1,378,213
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                 558,846             568,412
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                    197,839             202,399
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                             1,724,919           1,752,804
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                    21,332              21,395
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                             3,372,732           3,403,090
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                   520,943             520,763
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                   249,494             249,116
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                   103,992             103,682
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                  5,462,731           5,491,599


                         17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2002-77, Cl. WF, 5.652%, 12/18/32 1                                       $    847,509      $      855,328
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                              6,305,000           5,972,247
Trust 2003-21, Cl. FK, 5.723%, 3/25/33 1                                              49,408              49,918
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                              8,316,000           7,872,337
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                              1,492,000           1,429,819
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                2,603,000           2,477,451
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                              2,480,000           2,324,613
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                              1,260,000           1,125,135
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                            2,450,000           2,287,521
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                           11,700,000          11,098,013
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                           10,000,000           9,429,666
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 1                                           4,483,137           3,795,305
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 1                                           3,297,025           2,918,448
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                             12,563,294          12,470,685
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, (1.891)%, 4/25/32 5                                           540,020              23,705
Trust 2002-47, Cl. NS, 1.956%, 4/25/32 5                                           1,891,805             149,787
Trust 2002-51, Cl. S, 2.081%, 8/25/32 5                                            1,737,095             137,304
Trust 2002-77, Cl. IS, 2.813%, 12/18/32 5                                            920,034              68,908
Trust 2006-34, Cl. SK, 15.769%, 5/25/36 5                                         22,846,090           1,484,996
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 15.776%, 6/1/23 5                                                3,026,733             683,847
Trust 240, Cl. 2, 17.827%, 9/1/23 5                                                3,617,020             910,873
Trust 247, Cl. 2, 14.015%, 10/1/23 5                                                 265,604              60,416
Trust 252, Cl. 2, 9.525%, 11/1/23 5                                                2,665,093             657,803
Trust 254, Cl. 2, 4.488%, 1/1/24 5                                                 4,616,464           1,125,084
Trust 273, Cl. 2, 16.549%, 8/1/26 5                                                  695,700             164,487
Trust 301, Cl. 2, 8.423%, 4/1/29 5                                                 1,723,383             421,227
Trust 303, Cl. IO, (3.994)%, 11/1/29 5                                               220,798              59,112
Trust 319, Cl. 2, 12.317%, 2/1/32 5                                                  715,421             190,703
Trust 321, Cl. 2, 9.899%, 4/1/32 5                                                 4,372,473           1,168,935
Trust 322, Cl. 2, 16.944%, 4/1/32 5                                                7,901,536           2,068,261
Trust 324, Cl. 2, 6.923%, 7/1/32 5                                                 3,493,691             889,251
Trust 329, Cl. 2, 10.678%, 1/1/33 5                                                3,490,337             928,730
Trust 331, Cl. 9, 8.11%, 2/1/33 5                                                  2,094,585             519,521
Trust 334, Cl. 17, 16.971%, 2/1/33 5                                                 357,178              90,842
Trust 344, Cl. 2, 9.623%, 12/1/33 5                                               28,308,555           7,509,673
Trust 2001-65, Cl. S, 11.844%, 11/25/31 5                                          4,279,701             366,398
Trust 2001-81, Cl. S, 5.569%, 1/25/32 5                                              780,153              56,623
Trust 2002-9, Cl. MS, 3.276%, 3/25/32 5                                               62,398               4,951
Trust 2002-41, Cl. S, 17.001%, 7/25/32 5                                           5,078,334             402,401
Trust 2002-52, Cl. SD, (0.666)%, 9/25/32 5                                         2,100,493             152,233
Trust 2002-75, Cl. SA, 13.203%, 11/25/32 5                                         3,698,748             307,125
Trust 2002-77, Cl. SH, 5.849%, 12/18/32 5                                            991,785              85,085


                         18 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2002-84, Cl. SA, 13.791%, 12/25/32 5                                      $    257,158      $       21,412
Trust 2003-4, Cl. S, 12.388%, 2/25/33 5                                            2,280,609             221,245
Trust 2003-33, Cl. SP, 14.996%, 5/25/33 5                                          5,866,561             603,572
Trust 2004-54, Cl. DS, (1.529)%, 11/25/30 5                                          402,826              16,909
Trust 2005-6, Cl. SE, 0.212%, 2/25/35 5                                            4,596,266             161,574
Trust 2005-19, Cl. SA, (0.538)%, 3/25/35 5                                        22,987,563             803,248
Trust 2005-40, Cl. SA, (0.029)%, 5/25/35 5                                         4,289,292             141,272
Trust 2005-71, Cl. SA, 5.893%, 8/25/25 5                                           5,922,205             226,640
Trust 2006-33, CL. SP, 16.252%, 5/25/36 5                                         16,292,929           1,094,681
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 322, Cl. 1, 3.248%, 4/1/32 6                                                 2,540,012           1,842,861
Trust 1993-184, Cl. M, 5.346%, 9/25/23 6                                             873,102             678,702
                                                                                                  --------------
                                                                                                     678,157,783

----------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27 1                                                              31,975              32,055
7%, 7/15/09                                                                           13,988              14,221
8%, 10/15/06                                                                           1,614               1,619
8.50%, 8/15/17-12/15/17                                                              315,602             336,754
9%, 2/15/09-6/15/09                                                                   14,107              14,595
10%, 11/15/09                                                                         18,318              19,169
10.50%, 12/15/17-5/15/21                                                              29,165              32,155
11%, 10/20/19                                                                         59,396              64,724
12%, 5/15/14                                                                             332                 374
----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (4.691)%, 1/16/27 5                                        1,928,870              94,092
Series 2002-15, Cl. SM, (7.327)%, 2/16/32 5                                        1,925,536              94,137
Series 2002-76, Cl. SY, (3.713)%, 12/16/26 5                                         935,146              53,484
Series 2004-11, Cl. SM, (6.559)%, 1/17/30 5                                          336,146              16,185
                                                                                                  --------------
                                                                                                         773,564

----------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.2%
----------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.5%
Asset Securitization Corp., Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 4.194%, 4/14/29 5                  39,939,607             955,323
----------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.694%, 11/13/29 1                                          800,000             817,656
----------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                  3,580,000           3,429,838
----------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                             2,316,650           2,284,525


                         19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                          $  1,951,259      $    1,942,722
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 1                                            412,326             411,425
----------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                    218,779             208,139
----------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.710%, 6/22/24 5                     8,362,712             315,356
----------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO,
Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                           1,150,000           1,140,636
----------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                            4,634,294           4,643,106
----------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates, Series 2005-10,
Cl. AF1, 5.483%, 2/25/36 1                                                         1,287,812           1,288,874
----------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 5/1/36                                            8,029,360           8,002,762
----------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                            2,590,000           2,590,000
----------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.619%, 4/29/39 1,2                                         786,892             787,875
----------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                              215,000             206,736
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                            1,850,000           1,791,214
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                            2,250,000           2,186,484
----------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29 7                 811,686             818,662
----------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                           2,000,000           1,917,188
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                           2,720,000           2,658,728
----------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial
Mtg. Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                          5,000,000           5,264,453
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                            860,000             825,244
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                          3,370,000           3,250,871
----------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                 2,700,000           2,624,809
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.98%, 2/18/30 5           10,865,120             240,433
----------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 4                                            212,940             157,575
----------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                               2,999,637           2,972,565
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                            3,427,501           3,394,921


                         20 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                   $    182,000      $      192,192
----------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO Asset-Backed
Pass-Through Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                            1,900,670           1,880,301
Series 2006-QS5, Cl. A2, 6%, 4/25/08                                               9,368,098           9,335,996
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. X, (4.814)%, 5/18/32 5                                       200,458,312             529,591
----------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                         3,830,000           3,713,583
----------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                           1,837,970           1,833,945
----------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 4.513%, 1/25/35 1                                           542,524             540,166
                                                                                                  --------------
                                                                                                      75,153,894

----------------------------------------------------------------------------------------------------------------
OTHER--0.8%
Ford Credit Auto Owner Trust, Automobile
Loan Pass-Through Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08              3,031,092           3,018,916
----------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.746%, 2/25/32 1                                         2,899,075           2,889,846
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 6.924%, 10/23/17 5               15,049               3,305
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.717%, 10/23/17 6                         22,273              20,030
----------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 5.573%, 7/25/45 1                         2,853,010           2,857,152
                                                                                                  --------------
                                                                                                       8,789,249

----------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust, CMO,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                            8,849,553           8,830,199
----------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B, 5.55%, 1/25/36                                          2,426,444           2,394,414
                                                                                                  --------------
                                                                                                      11,224,613
                                                                                                  --------------
Total Mortgage-Backed Obligations (Cost $785,784,322)                                                774,099,103

----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.1%
----------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                           9,150,000           8,867,530


                         21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 7                          $    565,000      $      550,417
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                                  5,987,000           5,700,474
5.125%, 4/18/08-4/18/11 7                                                          9,025,000           8,915,252
5.50%, 9/15/11 7                                                                   1,800,000           1,801,852
6%, 6/15/11                                                                          370,000             378,317
6.625%, 9/15/09                                                                    3,435,000           3,554,988
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                        1,275,000           1,262,440
4.75%, 12/15/10                                                                    2,745,000           2,669,449
6%, 5/15/11 7,9                                                                    7,570,000           7,741,256
6.625%, 9/15/09 7                                                                  2,870,000           2,969,270
----------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12                         9,238,000           9,826,738
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 7,9                                                                 1,819,000           1,869,450
6.875%, 8/15/25 7                                                                    110,000             130,470
8.875%, 8/15/17 7                                                                  3,464,000           4,521,334
STRIPS, 3.86%, 2/15/13 7,8                                                         1,520,000           1,088,550
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 5/15/09-5/31/11 7                                                          8,021,000           7,955,250
5.125%, 5/15/16 7                                                                  1,244,000           1,242,931
                                                                                                  --------------
Total U.S. Government Obligations (Cost $73,171,407)                                                  71,045,968

----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.6%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.0%
DaimlerChrysler North America Holdings Corp., 7.30% Nts., 1/15/12                  5,125,000           5,339,225
----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                     1,512,000           1,382,095
9.75% Sr. Unsec. Nts., 9/15/10 2,7                                                 9,995,000           9,747,144
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 7                               4,210,000           4,057,118
----------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec.
Nts., 12/19/08 2                                                                   3,070,000           3,006,347
                                                                                                  --------------
                                                                                                      23,531,929

----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09                         5,710,000           5,932,365
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                4,230,000           4,454,867
----------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 2                                         5,630,000           5,664,709
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                        4,615,000           4,511,163
----------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                  1,525,000           1,546,548
----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                          3,523,000           3,793,887
                                                                                                  --------------
                                                                                                      25,903,539


                         22 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 7                       $  2,870,000      $    2,626,050
----------------------------------------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08                                      3,485,000           3,407,048
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 7                                                  3,730,000           3,489,892
6.125% Nts., 1/15/14 7                                                             2,095,000           1,995,464
----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                            4,885,000           4,420,925
----------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 7                                    3,605,000           3,187,638
----------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 7                                     4,105,000           4,255,103
----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                            4,758,000           4,592,974
                                                                                                  --------------
                                                                                                      27,975,094

----------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                  2,520,000           2,621,430
----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                            4,150,000           4,079,442
----------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                              5,870,000           5,603,596
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                 2,515,000           2,464,700
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13                                                     2,500,000           2,282,830
7.875% Sr. Nts., 7/15/09                                                           2,015,000           2,096,158
----------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                  2,180,000           2,022,079
----------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                           4,950,000           5,716,562
----------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                         4,780,000           5,423,288
----------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                         3,182,000           3,133,933
----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07 7                  5,405,000           5,225,408
                                                                                                  --------------
                                                                                                      40,669,426

----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                  3,165,000           3,217,166
----------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                            1,615,000           1,648,597
                                                                                                  --------------
                                                                                                       4,865,763

----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                2,280,000           2,294,619
9.393% Unsub. Nts., 12/15/08 1                                                       530,000             570,321
----------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                              5,720,000           5,625,220
                                                                                                  --------------
                                                                                                       8,490,160

----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Ahold Finance USA, Inc., 6.25% Sr. Unsec. Unsub. Nts., 5/1/09                      4,455,000           4,421,588
----------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 7                                   4,775,000           4,327,463


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                $  3,645,000      $    4,015,368
----------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                 5,745,000           5,522,353
----------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,10                                     476,601                  --
----------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                       5,160,000           5,220,155
                                                                                                  --------------
                                                                                                      23,506,927

----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                  1,065,000           1,068,256
----------------------------------------------------------------------------------------------------------------
ENERGY--1.9%
----------------------------------------------------------------------------------------------------------------
OIL & GAS--1.9%
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                   3,235,000           3,321,902
----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                 4,715,000           4,485,719
----------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09              7,795,000           8,106,800
----------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2               5,504,000           5,385,323
----------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2            1,431,150           1,323,564
                                                                                                  --------------
                                                                                                      22,623,308

----------------------------------------------------------------------------------------------------------------
FINANCIALS--8.3%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                      8,870,000           8,295,011
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                    2,990,000           2,800,141
                                                                                                  --------------
                                                                                                      11,095,152

----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                       7,770,000           6,783,365
----------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,11                               7,600,000           6,828,798
----------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                             5,700,000           5,449,206
----------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                        231,000             235,985
----------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                   6,799,000           6,575,945
----------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                         2,870,000           2,787,863
                                                                                                  --------------
                                                                                                      28,661,162

----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12 7                            5,000,000           5,426,465
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                  2,235,000           2,308,207
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                     5,860,000           5,479,557
                                                                                                  --------------
                                                                                                      13,214,229

----------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                    3,787,000           3,299,367
7.125% Sr. Unsec. Nts., 6/15/09                                                    3,370,000           3,470,076


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
INSURANCE Continued
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                               $  2,804,000      $    2,488,679
----------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                      2,932,000           2,624,184
----------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                 2,345,000           2,345,443
6.25% Sr. Unsec. Nts., 11/15/11                                                      710,000             722,135
----------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                        4,675,000           5,563,722
----------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                            5,635,000           6,771,089
                                                                                                  --------------
                                                                                                      27,284,695

----------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.4%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                        5,280,000           5,682,663
----------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                               5,930,000           5,644,998
----------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                          4,410,000           4,392,307
                                                                                                  --------------
                                                                                                      15,719,968

----------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.4%
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
HCA, Inc., 5.50% Sr. Unsec. Nts., 12/1/09                                          4,785,000           4,635,024
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.5%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 2                                  5,865,000           5,624,828
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                5,000               5,072
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 12                                    34,000              39,270
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10                200,000                   2
                                                                                                  --------------
                                                                                                          39,272

----------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                        3,905,000           4,188,113
----------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                       85,000             110,222
----------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts., 4/1/12                               5,550,000           5,654,973
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                       3,885,000           4,280,186
----------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                             2,545,000           3,136,590
----------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                         620,000             672,080


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35 7                                                           $  2,895,000      $    2,526,626
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                              2,800,000           2,935,097
                                                                                                  --------------
                                                                                                      13,550,579

----------------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                      5,142,000           5,532,982
----------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                          3,050,000           3,416,000
                                                                                                  --------------
                                                                                                       8,948,982

----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                         1,535,000           1,584,888
----------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                               3,015,000           3,020,750
                                                                                                  --------------
                                                                                                       4,605,638

----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                         5,197,000           5,415,659
----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                          4,345,000           4,666,965
----------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                           6,080,000           6,510,544
----------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                        4,120,000           4,091,675
                                                                                                  --------------
                                                                                                      20,684,843
                                                                                                  --------------
Total Corporate Bonds and Notes (Cost $352,650,297)                                                  342,657,154

                                                                                      SHARES
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 4,13 (Cost $53,392)                     284              56,516

----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. 7                                                                181               5,475
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 13                                                   2,154              61,087
                                                                                                  --------------
Total Common Stocks (Cost $62,690)                                                                        66,562

                                                                                       UNITS
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,13                                         50                  --
----------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,13                                              1,063                  --
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,13                                150                  --
----------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                            2,028                 690
                                                                                                  --------------
Total Rights, Warrants and Certificates (Cost $21,515)                                                       690


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL               VALUE
                                                                                      AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.4% 14
Undivided interest of 5.40% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a maturity
value of $2,440,006,454) with UBS Warburg LLC, 4.75%,
dated 6/30/06, to be repurchased at $131,641,087 on
7/3/06, collateralized by Federal National Mortgage
Assn., 5%-6%, 10/1/35-3/1/36, with a value of
$2,494,907,407 (Cost $131,589,000)                                              $131,589,000      $  131,589,000
-----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,466,815,587)                                      1,441,435,090

-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.0%
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.4%
Money Market Securities Trust, Series A, 5.27%, 7/17/06 15                         2,000,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 15                                     3,000,000           3,000,000
                                                                                                  ---------------
                                                                                                       5,000,000

-----------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.2%
Protective Life Insurance Co., 5.25%, 7/31/06 15                                   2,000,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
Undivided interest of 8.33% in joint repurchase agreement (Principal
Amount/Value $300,000,000, with a maturity value of $300,135,000)
with GX Clarke, 5.40%, dated 6/30/06, to be repurchased at
$25,011,250 on 7/3/06, collateralized by U.S. Agency
Mortgages, 0%-7.625%, 7/5/06-7/15/32, with
a value of $306,002,614 15                                                        25,000,000          25,000,000
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 2.14% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,444,375) with Bank of America NA,
5.3325%, dated 6/30/06, to be repurchased
at $21,439,201 on 7/3/06, collateralized
by U.S. Agency Mortgages, 5%, 6/1/35,
with a value of $1,020,000,000 15                                                 21,429,678          21,429,678
                                                                                                  ---------------
                                                                                                      46,429,678

-----------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Honda Finance Corp., 5.07%, 7/18/06 15                                    2,000,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 7/3/06 15                                               2,999,494           2,999,494
                                                                                                  ---------------
                                                                                                       4,999,494
                                                                                                  ---------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $58,429,172)                                                                             58,429,172

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,525,244,759)                                      129.5%      1,499,864,262
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (29.5)       (342,072,249)
                                                                                ---------------------------------
NET ASSETS                                                                             100.0%     $1,157,792,013
                                                                                =================================


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,369,990 or 4.18% of the Fund's net assets as of June 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $10,305,565, which represents 0.89% of the Fund's net assets. See Note 8 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $28,977,475 or 2.50% of the Fund's net assets as of June 30, 2006.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,850,399 or 0.25% of the Fund's net assets as of June 30, 2006.

7. Partial or fully-loaned security. See Note 9 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,295,860. See Note 5 of accompanying Notes.

10. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,525,244,759)--see accompanying statement of investments     $1,499,864,262
----------------------------------------------------------------------------------------------------------
Cash                                                                                           17,607,474
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         109,818
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $61,998,292 sold on a when-issued basis or
forward commitment)                                                                            76,131,396
Interest                                                                                        9,427,300
Shares of beneficial interest sold                                                              2,778,831
Futures margins                                                                                   281,753
Other                                                                                              22,197
                                                                                           ---------------
Total assets                                                                                1,606,223,031

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     75,599,697
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                          65,504
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $363,208,742 purchased on a when-issued
basis or forward commitment)                                                                  369,782,228
Shares of beneficial interest redeemed                                                          1,846,493
Distribution and service plan fees                                                                504,341
Dividends                                                                                         287,047
Transfer and shareholder servicing agent fees                                                     189,581
Shareholder communications                                                                         89,717
Trustees' compensation                                                                             16,203
Other                                                                                              50,207
                                                                                           ---------------
Total liabilities                                                                             448,431,018

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $1,157,792,013
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $      116,426
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  1,203,453,354
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (87,084)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (20,739,881)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (24,950,802)
                                                                                           ---------------
NET ASSETS                                                                                 $1,157,792,013
                                                                                           ===============


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $548,209,016 and
55,107,363 shares of beneficial interest outstanding)                                               $ 9.95
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $10.45
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $116,817,603 and 11,746,890 shares of
beneficial interest outstanding)                                                                    $ 9.94
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $122,821,983 and 12,338,484 shares of
beneficial interest outstanding)                                                                    $ 9.95
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $45,572,838 and 4,582,700 shares of
beneficial interest outstanding)                                                                    $ 9.94
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$324,370,573 and 32,650,094 shares of beneficial interest outstanding)                              $ 9.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 27,575,223
--------------------------------------------------------------------------------
Fee income                                                              826,896
--------------------------------------------------------------------------------
Portfolio lending fees                                                   78,795
--------------------------------------------------------------------------------
Dividends                                                                    20
                                                                   -------------
Total investment income                                              28,480,934

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,629,853
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 632,942
Class B                                                                 597,066
Class C                                                                 581,493
Class N                                                                 102,150
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 531,524
Class B                                                                 179,643
Class C                                                                 137,735
Class N                                                                  75,830
Class Y                                                                  93,727
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  62,917
Class B                                                                  28,666
Class C                                                                  15,829
Class N                                                                   2,587
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,233
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,208
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    52,254
Total expenses                                                        5,733,407
Less waivers and reimbursements of expenses                            (495,315)
                                                                   -------------
Net expenses                                                          5,238,092

                                                                   -------------
NET INVESTMENT INCOME                                                23,242,842


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $(12,061,432)
Closing and expiration of futures contracts                            (526,154)
Foreign currency transactions                                            17,652
Swap contracts                                                          290,057
                                                                   -------------
Net realized loss                                                   (12,279,877)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (18,011,406)
Futures contracts                                                      (762,786)
Swap contracts                                                              333
                                                                   -------------
Net change in unrealized depreciation                               (18,773,859)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (7,810,894)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         32 | OPPENHEIMER CORE BOND FUND

                                                                          SIX MONTHS                YEAR
                                                                               ENDED               ENDED
                                                                       JUNE 30, 2006        DECEMBER 31,
                                                                         (UNAUDITED)                2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                 $   23,242,842      $   30,338,495
---------------------------------------------------------------------------------------------------------
Net realized loss                                                        (12,279,877)         (3,146,837)
---------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                    (18,773,859)        (11,650,764)
                                                                      -----------------------------------
Net increase (decrease) in net assets resulting from operations           (7,810,894)         15,540,894

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (11,906,429)        (18,178,321)
Class B                                                                   (2,290,714)         (4,744,426)
Class C                                                                   (2,229,133)         (3,359,283)
Class N                                                                     (885,982)         (1,226,750)
Class Y                                                                   (5,931,660)         (4,277,387)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                   74,926,642         153,603,323
Class B                                                                   (4,689,884)        (20,719,422)
Class C                                                                   17,102,150          26,483,304
Class N                                                                   10,967,834          10,895,909
Class Y                                                                  160,215,612         135,190,630

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase                                                           227,467,542         289,208,471
---------------------------------------------------------------------------------------------------------
Beginning of period                                                      930,324,471         641,116,000
                                                                      -----------------------------------
End of period (including accumulated net investment loss
of $87,084 and $86,008, respectively)                                 $1,157,792,013      $  930,324,471
                                                                      ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2006                                                               DEC. 31,
CLASS A                                       (UNAUDITED)           2005          2004          2003         2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.24       $  10.44      $  10.38      $  10.14     $   9.74       $   9.79
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .23 1          .42 1         .38 1         .35          .54            .73
Net realized and unrealized gain (loss)              (.29)          (.18)          .12           .24          .40           (.05)
                                                 --------------------------------------------------------------------------------
Total from investment operations                     (.06)           .24           .50           .59          .94            .68
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.23)          (.44)         (.44)         (.35)        (.54)          (.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.95       $  10.24      $  10.44      $  10.38     $  10.14       $   9.74
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (0.57)%         2.35%         4.90%         5.87%       10.06%          7.05%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $548,209       $488,889      $344,205      $382,966     $356,480       $280,132
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $524,292       $423,182      $353,046      $382,420     $316,279       $237,232
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                4.58%          4.12%         3.63%         3.39%        5.47%          7.31%
Total expenses                                       0.99%          1.06%         1.10%         1.10%        1.10%          1.23%
Expenses after payments and waivers and
reduction to custodian expenses                      0.90%          0.90%         0.93%         1.10%        1.10%          1.23%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                75% 4          98% 4         94% 4        111%         151%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006             $1,591,897,649         $1,525,257,846
Year Ended December 31, 2005                3,609,072,810          3,584,424,906
Year Ended December 31, 2004                3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER CORE BOND FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2006                                                               DEC. 31,
CLASS B                                       (UNAUDITED)           2005           2004           2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.23       $  10.44       $  10.37       $  10.13     $   9.73     $   9.79
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .19 1          .35 1          .30 1          .27          .47          .65
Net realized and unrealized gain (loss)              (.29)          (.20)           .13            .24          .40         (.05)
                                                 --------------------------------------------------------------------------------
Total from investment operations                     (.10)           .15            .43            .51          .87          .60
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.19)          (.36)          (.36)          (.27)        (.47)        (.66)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.94       $  10.23       $  10.44       $  10.37     $  10.13     $   9.73
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (0.95)%         1.50%          4.21%          5.05%        9.26%        6.14%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $116,818       $125,069       $148,445       $197,774     $217,789     $161,998
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $120,440       $135,296       $167,685       $216,853     $187,343     $118,521
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                3.84%          3.37%          2.86%          2.61%        4.68%        6.60%
Total expenses                                       1.87%          1.91%          1.91%          1.87%        1.85%        1.99%
Expenses after payments and waivers and
reduction to custodian expenses                      1.65%          1.65%          1.69%          1.87%        1.85%        1.99%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                75% 4          98% 4          94% 4         111%         151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006             $1,591,897,649         $1,525,257,846
Year Ended December 31, 2005                3,609,072,810          3,584,424,906
Year Ended December 31, 2004                3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                            JUNE 30, 2006                                                                DEC. 31,
CLASS C                                       (UNAUDITED)           2005           2004           2003         2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.24       $  10.45       $  10.39       $  10.14     $   9.74      $   9.80
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .19 1          .35 1          .30 1          .27          .47           .65
Net realized and unrealized gain (loss)              (.29)          (.20)           .12            .25          .40          (.05)
                                                 --------------------------------------------------------------------------------
Total from investment operations                     (.10)           .15            .42            .52          .87           .60
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.19)          (.36)          (.36)          (.27)        (.47)         (.66)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.95       $  10.24       $  10.45       $  10.39     $  10.14      $   9.74
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (0.95)%         1.49%          4.12%          5.18%        9.26%         6.14%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $122,822       $109,207       $ 84,696       $ 90,583     $ 90,800      $ 57,049
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $117,371       $ 94,742       $ 86,020       $ 96,361     $ 75,531      $ 36,886
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                3.83%          3.37%          2.87%          2.64%        4.61%         6.65%
Total expenses                                       1.78%          1.86%          1.87%          1.84%        1.83%         1.98%
Expenses after payments and waivers and
reduction to custodian expenses                      1.65%          1.65%          1.68%          1.84%        1.83%         1.98%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                75% 4          98% 4          94% 4         111%         151%          162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006             $1,591,897,649         $1,525,257,846
Year Ended December 31, 2005                3,609,072,810          3,584,424,906
Year Ended December 31, 2004                3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER CORE BOND FUND

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                             JUNE 30, 2006                                                               DEC. 31,
CLASS N                                        (UNAUDITED)          2005          2004          2003          2002        2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.23      $  10.44      $  10.37      $  10.13      $   9.73      $  10.02
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .22 2         .40 2         .35 2         .31           .51           .61
Net realized and unrealized gain (loss)               (.29)         (.19)          .13           .24           .40          (.29)
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (.07)          .21           .48           .55           .91           .32
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.22)         (.42)         (.41)         (.31)         (.51)         (.61)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.94      $  10.23      $  10.44      $  10.37      $  10.13      $   9.73
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (0.70)%        1.99%         4.71%         5.51%         9.73%         3.18%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 45,573      $ 35,836      $ 25,580      $ 17,732      $ 11,302      $  2,176
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 41,258      $ 30,274      $ 21,411      $ 15,338      $  7,071      $    768
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.33%         3.87%         3.38%         3.03%         4.76%         7.87%
Total expenses                                        1.40%         1.47%         1.51%         1.50%         1.44%         1.37%
Expenses after payments and waivers and
reduction to custodian expenses                       1.15%         1.15%         1.20%         1.44%         1.44%         1.37%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 75% 5         98% 5         94% 5        111%          151%          162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006             $1,591,897,649         $1,525,257,846
Year Ended December 31, 2005                3,609,072,810          3,584,424,906
Year Ended December 31, 2004                3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                          JUNE 30, 2006                                                                  DEC. 31,
CLASS Y                                     (UNAUDITED)           2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  10.22       $  10.43       $  10.36       $  10.12      $   9.72       $   9.78
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .24 1          .45 1          .41 1          .39           .59            .76
Net realized and unrealized gain (loss)            (.28)          (.19)           .13            .24           .40           (.05)
                                               -----------------------------------------------------------------------------------
Total from investment operations                   (.04)           .26            .54            .63           .99            .71
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.25)          (.47)          (.47)          (.39)         (.59)          (.77)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   9.93       $  10.22       $  10.43       $  10.36      $  10.12       $   9.72
                                               ===================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (0.43)%         2.50%          5.30%          6.35%        10.58%          7.30%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $324,370       $171,323       $ 38,190       $ 43,215      $ 24,358       $  4,067
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $244,583       $ 91,172       $ 45,333       $ 38,398      $ 10,243       $  2,286
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              4.89%          4.39%          3.92%          3.80%         5.53%          7.85%
Total expenses                                     0.59%          0.76%          0.64%          0.63%         0.63%          0.94%
Expenses after payments and waivers and
reduction to custodian expenses                    0.59%          0.65%          0.64%          0.63%         0.63%          0.92%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              75% 4          98% 4          94% 4         111%          151%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006             $1,591,897,649         $1,525,257,846
Year Ended December 31, 2005                3,609,072,810          3,584,424,906
Year Ended December 31, 2004                3,447,306,025          3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the Fund), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as


                         39 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $363,208,742 of securities issued on a when-issued basis or forward commitment and sold $61,998,292 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the coun-terparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                         40 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $2, representing less than 0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                         41 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $19,531,325 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2006, it is estimated that the Fund will not utilize any capital loss carry forward to offset realized capital gains. During the year ended December 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                        EXPIRING
                        -----------------------------
                        2010               $2,007,359
                        2013                5,244,089
                                           ----------
                        Total              $7,251,448
                                           ==========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                         42 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $2,153 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                         43 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST  Continued

                             SIX MONTHS ENDED JUNE 30, 2006        YEAR ENDED DECEMBER 31, 2005
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            9,947,372      $101,023,054        22,484,859      $233,172,087
Dividends and/or
distributions reinvested          967,952         9,747,114         1,468,476        15,183,663
Acquisition--Note 11            4,211,155        42,659,003                --                --
Redeemed                       (7,784,917)      (78,502,529)       (9,157,866)      (94,752,427)
                               -----------------------------------------------------------------
Net increase                    7,341,562      $ 74,926,642        14,795,469      $153,603,323
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,403,112      $ 14,291,616         2,411,315      $ 24,979,660
Dividends and/or
distributions reinvested          193,150         1,945,235           379,150         3,922,040
Acquisition--Note 11              481,162         4,874,168                --                --
Redeemed                       (2,554,719)      (25,800,903)       (4,791,597)      (49,621,122)
                               -----------------------------------------------------------------
Net decrease                     (477,295)     $ (4,689,884)       (2,001,132)     $(20,719,422)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                            2,550,849      $ 25,910,289         4,590,226      $ 47,533,624
Dividends and/or
distributions reinvested          186,404         1,877,961           273,806         2,832,425
Acquisition--Note 11              862,709         8,747,866                --                --
Redeemed                       (1,924,642)      (19,433,966)       (2,308,506)      (23,882,745)
                               -----------------------------------------------------------------
Net increase                    1,675,320      $ 17,102,150         2,555,526      $ 26,483,304
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,425,542      $ 14,452,309         2,021,843      $ 20,942,281
Dividends and/or
distributions reinvested           72,751           732,006           103,371         1,068,388
Acquisition--Note 11              315,811         3,199,167                --                --
Redeemed                         (733,935)       (7,415,648)       (1,073,761)      (11,114,760)
                               -----------------------------------------------------------------
Net increase                    1,080,169      $ 10,967,834         1,051,453      $ 10,895,909
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                           16,131,915      $162,783,564        13,663,394      $141,043,009
Dividends and/or
distributions reinvested          600,016         5,931,660           415,195         4,276,823
Redeemed                         (843,316)       (8,499,612)         (980,307)      (10,129,202)
                               -----------------------------------------------------------------
Net increase                   15,888,615      $160,215,612        13,098,282      $135,190,630
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                              PURCHASES              SALES
      --------------------------------------------------------------------
      Investment securities              $  700,746,781     $  557,243,036
      U.S. government and government
      agency obligations                    103,539,440        114,307,228
      To Be Announced (TBA)
      mortgage-related securities         1,591,897,649      1,525,257,846


                         44 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE JAN. 1, 2006 TO MARCH 26, 2006            FEE SCHEDULE EFFECTIVE MARCH 27, 2006
-------------------------------------------            ----------------------------------------
Up to $200 million of net assets      0.60%            Up to $1 billion of net assets     0.50%
Next $200 million of net assets       0.57             Over $1 billion of net assets      0.35
Next $200 million of net assets       0.54
Next $200 million of net assets       0.51
Next $200 million of net assets       0.45
Over $1 billion of net assets         0.35

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $1,005,580 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                         45 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C and Class N shares were $2,825,399, $2,242,001 and $765,529, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C          CLASS N
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED         DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
June 30, 2006               $280,034           $3,818         $207,077          $10,617           $9,964

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that total expenses as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2006, the Manager reimbursed the Fund $234,996, $130,823, $76,388, $46,287 and $1,917 for Class A,
Class B, Class C, Class N and Class Y, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2006, OFS waived $4,904 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of


                         46 | OPPENHEIMER CORE BOND FUND
stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:


                                                                                          UNREALIZED
                                  EXPIRATION      NUMBER OF      VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                   DATES      CONTRACTS        JUNE 30, 2006      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      9/20/06            585         $ 62,393,906           $ (82,976)
U.S. Treasury Nts., 10 yr.           9/20/06            303           31,772,391            (259,852)
                                                                                           ----------
                                                                                            (342,828)
                                                                                           ----------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.         9/7/06            187           27,582,518             154,541
U.S. Treasury Nts., 2 yr.            9/29/06            914          185,342,063             198,769
U.S. Treasury Nts., 5 yr.            9/29/06            565           58,424,531             374,899
                                                                                           ----------
                                                                                             728,209
                                                                                           ----------
                                                                                           $ 385,381
                                                                                           ==========


                         47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                 NOTIONAL         ANNUAL
                                                                   AMOUNT       INTEREST
                           REFERENCE                          RECEIVED BY      RATE PAID          UNREALIZED
                           DEBT                             THE FUND UPON         BY THE        APPRECIATION
COUNTERPARTY               OBLIGATION                        CREDIT EVENT           FUND      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG           Weyerhaeuser Co.                    $5,950,000          0.580%            $  (473)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                           Arrow Electronics, Inc.              5,950,000          0.790              (1,949)
                           Arrow Electronics, Inc.              2,950,000          0.770               2,572
                           Belo Corp.                           3,100,000          0.650              11,800
                           Belo Corp.                           1,730,000          0.670               5,084
                           Belo Corp.                           3,440,000          0.675               9,364
                           Federated Department
                           Stores, Inc.                         5,950,000          0.445              (7,667)
                                                                                                     --------
                                                                                                     $18,731
                                                                                                     ========

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:



                         48 | OPPENHEIMER CORE BOND FUND

                                                                                 ANNUAL
                                                                 NOTIONAL      INTEREST
                                                                   AMOUNT          RATE
                           REFERENCE                              PAID BY      RECEIVED            UNREALIZED
                           DEBT                             THE FUND UPON        BY THE          APPRECIATION
COUNTERPARTY               OBLIGATION                        CREDIT EVENT          FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Allied Waste North
                           America, Inc.                       $1,830,000          2.00%             $ (7,759)
                           Allied Waste North
                           America, Inc.                        3,020,000          2.00               (12,805)
                           General Motors
                           Acceptance Corp.                     2,480,000          2.30                (5,456)
                           General Motors Corp.                 1,820,000          6.40                  (237)
                           General Motors Corp.                 1,080,000          6.40                  (140)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                           Countrywide Home
                           Loans, Inc.                          3,525,000          0.40               (15,916)
                           Countrywide Home
                           Loans, Inc.                          2,110,000          0.42                (6,316)
                           General Motors
                           Acceptance Corp.                     3,380,000          3.15                34,605
                           Hyundai Motor
                           Manufacturing
                           Alabama LLC                          2,500,000          0.40                  (184)
                           J.C. Penney Corp., Inc.              5,950,000          0.61                (6,602)
                                                                                                     ---------
                                                                                                     $(20,810)
                                                                                                     =========

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:


                         49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

7. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                                                                             NOTIONAL     TERMINATION        UNREALIZED
COUNTERPARTY             SWAP DESCRIPTION                                          AMOUNT           DATES      APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. The Counterparty
                         pays the Fund a Floating Payment which is
                         the sum of the Notional Amount, the Lehman
                         Brothers CMBS Index Spread and the Financial
                         Spread on the initial Notional Amount for the
                         Swap Interest Accrual Period. In addition, the
                         Counterparty, pays the Fund the Total Return
                         Amount if it is a positive value for a given
                         Index Period. If it is a negative, the Fund pays
                         the Counterparty the absolute value of the
                         Total Return Amount for a given Index
Deutsche Bank AG         Period, on each Payment Date.                        $10,800,000         12/1/06           $22,043
---------------------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. If the Carry
                         Amount, plus the Spread Return Amount
                         (Spread Change times Duration times
                         Notional Amount), is positive, the
                         Counterparty pays the Fund. The payment
                         is based on the Carry Amount which is the
                         Spread on the Lehman Brothers CMBS AAA
                         8.5+ Index as of the close of one Business
                         Day prior to the Period End Day plus 15
                         basis points times the Notional Amount
Lehman Brothers          times the Day Count Basis. If it is negative,
Special Financing,       the Fund pays the Counterparty the absolute
Inc.                     value of the Spread Return Amount.                    11,930,000         12/1/06            24,350
                                                                                                                    -------
                                                                                                                    $46,393
                                                                                                                    =======

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The


                         50 | OPPENHEIMER CORE BOND FUND
market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing coun-terparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $75,374,695, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $75,599,697 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER TOTAL RETURN BOND FUND

On March 23, 2006, the Fund acquired all of the net assets of Oppenheimer Total Return Bond Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Total Return Bond Fund shareholders on March 15, 2006. The Fund issued (at an exchange ratio of 0.964160 for Class A, 0.964242 for Class B,
0.962906 for Class C and 0.964275 for Class N of the Fund to one share of Oppenheimer Total Return Bond Fund), 4,211,155; 481,162; 862,709 and 315,811
shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $42,659,003, $4,874,168, $8,747,866 and $3,199,167 in
exchange for the net assets, resulting in combined Class A net assets of $549,554,571, Class B net assets of $124,605,847, Class C net assets of $122,287,022 and Class N net assets of $43,300,947 on March 23, 2006. The net assets acquired included net unrealized depreciation of $949,524. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         52 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         53 | OPPENHEIMER CORE BOND FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006